QUARTERLY FINANCIAL DATA (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (Unaudited)
22	QUARTERLY FINANCIAL DATA (Unaudited)

    Summarized quarterly financial data for 2012 and 2011 is as follows:

	Quarter
Fiscal 2012	First	Second	Third	Fourth

RMB
Sales	269,251,054	351,199,883	372,661,920	331,838,948
Gross (loss) profit	99,262,292	108,260,886	124,198,653	101,188,193
Net (loss) income from continuing operations	24,969,877	14,943,698	24,726,357	23,852,861
Net (loss) income from discontinued operations	-	-	-	-
Net (loss) income	24,969,877	14,943,698	24,726,357	23,852,861

Earnings per share - Basic	1.54	0.92	1.53	1.48
Earnings per share - Diluted	1.50	0.90	1.47	1.42

	Quarter
Fiscal 2011	First	Second	Third	Fourth

RMB
Sales	196,909,519	380,237,779	427,274,276	409,867,833
Gross (loss) profit	72,204,313	145,078,827	159,911,708	141,621,618
Net (loss) income from continuing operations	18,063,583	47,520,217	54,118,583	34,436,045
Net (loss) income from discontinued operations	-	-	-	-
Net (loss) income	18,063,583	47,520,217	54,118,583	34,436,045

Earnings per share - Basic	1.12	2.92	3.37	2.13
Earnings per share - Diluted	1.10	2.89	3.29	2.09